Leases - Contractual Lease Payments (Details) $ in Thousands	Mar. 31, 2025 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments at period end	$ 10,149
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments at period end	3,928
1-2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments at period end	1,911
2-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments at period end	4,186
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments at period end	$ 124